Consolidated Changes of Equity - EUR (€) € in Thousands	Subscribed Capital [Member]	Capital Reserve [Member]	Capital from Foreign Currency Conversion Adjustments (OCI) [Member]	Accumulated Loss [Member]	Total
Balance at Dec. 31, 2017	€ 38,417	€ 100,769	€ 700	€ (136,505)	€ 3,381
Balance, shares at Dec. 31, 2017	38,416,828
Capital Increase	€ 6,000	18,000	0	0	24,000
Capital Increase, shares	6,000,000
Conversion of convertible bond 2016/2021	€ 7	26	0	0	33
Conversion of convertible bond 2016/2021, shares	6,874
Conversion of convertible bond 2017/2022	€ 11	42	0	0	53
Conversion of convertible bond 2017/2022, shares	10,778
Conversion of stock options from the stock option program	€ 72	172	0	0	244
Conversion of stock options from the stock option program, shares	72,500
Foreign currency conversion adjustment	€ 0	0	(411)	0	(411)
Costs of equity procurement	0	(2,432)	0	0	(2,432)
Increase in capital reserve from the stock option program	0	130	0	0	130
Profit/loss for the period	0	0	0	(7,685)	(7,685)
Balance at Jun. 30, 2018	€ 44,507	116,707	289	(144,190)	17,313
Balance, shares at Jun. 30, 2018	44,506,980
Conversion of convertible bond 2017/2022	€ 2	9	0	0	11
Conversion of convertible bond 2017/2022, shares	2,694
Conversion of stock options from the stock option program	€ 123	261	0	0	384
Conversion of stock options from the stock option program, shares	123,000
Foreign currency conversion adjustment	€ 0	0	(291)	0	(291)
Increase in capital reserve from the stock option program	0	132	0	0	132
Profit/loss for the period	0	0	0	(1,193)	(1,193)
Balance at Dec. 31, 2018	€ 44,632	117,109	(2)	(145,383)	16,356
Balance, shares at Dec. 31, 2018	44,632,674
Conversion of stock options from the stock option program	€ 6	11	0	0	17
Conversion of stock options from the stock option program, shares	5,500
Foreign currency conversion adjustment	€ 0	0	(444)	0	(444)
Increase in capital reserve from the stock option program	0	166	0	0	166
First-time application of IFFRS 16	0	0	0	33	33
Profit/loss for the period	0	0	0	9,001	9,001
Balance at Jun. 30, 2019	€ 44,638	€ 117,286	€ (446)	€ (136,349)	€ 25,129
Balance, shares at Jun. 30, 2019	44,638,174